Information about financial instruments - Schedule of Assets and Liabilities Measured at Fair Value (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Financial Assets And Liabilities [Line Items]
Fair value	$ 67,760	$ 15,182	$ 20,256
Fair value	22,548	96,803	76,815
Cash flow hedges | Financial instruments at fair value through other comprehensive income
Disclosure Of Financial Assets And Liabilities [Line Items]
Fair value	106	3	3,203
Financial Assets Measured At Fair Value Through Other Comprehensive Income | Cash flow hedges
Disclosure Of Financial Assets And Liabilities [Line Items]
Fair value		(74)
Level 1 | Cash flow hedges | Financial instruments at fair value through other comprehensive income
Disclosure Of Financial Assets And Liabilities [Line Items]
Fair value		0
Level 2 | Cash flow hedges | Financial instruments at fair value through other comprehensive income
Disclosure Of Financial Assets And Liabilities [Line Items]
Fair value	106	3	3,203
Level 2 | Cash flow hedges
Disclosure Of Financial Assets And Liabilities [Line Items]
Fair value		(74)
Level 3 | Cash flow hedges | Financial instruments at fair value through other comprehensive income
Disclosure Of Financial Assets And Liabilities [Line Items]
Fair value		0
Available-for-sale financial assets | Long-term investments
Disclosure Of Financial Assets And Liabilities [Line Items]
Fair value	353	360	337
Available-for-sale financial assets | Long-term investments | Level 1
Disclosure Of Financial Assets And Liabilities [Line Items]
Fair value	0	0	0
Available-for-sale financial assets | Long-term investments | Level 2
Disclosure Of Financial Assets And Liabilities [Line Items]
Fair value	353	360	337
Available-for-sale financial assets | Long-term investments | Level 3
Disclosure Of Financial Assets And Liabilities [Line Items]
Fair value	$ 0	$ 0	$ 0